Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents and Temporary Investments
Cash and bank accounts	$ 1,180,817	$ 5,094,610
Short-term investments	24,647,398	23,963,483
Total cash and cash equivalents	$ 25,828,215	$ 29,058,093	$ 27,452,265	$ 32,068,291